Convertible loan (Details Narrative)			6 Months Ended
	Apr. 03, 2023 GBP (£) shares	Aug. 09, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Apr. 03, 2023 $ / shares shares	Mar. 27, 2023 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 GBP (£) shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Face value, interest rate										74.00%	74.00%
Notes and debenture, issued								$ 14,228,245	£ 10,506,174	$ 13,447,012	£ 9,861,405
Ordinary shares		11,678				200,000				63,280	63,280	15,891
Par value per share | (per share)						$ 0.30	$ 1.60					£ 215.00
Fair value of issue additional securities | £	£ 37,000
Converted into equity value			$ 323,000	£ 254,150
Converted into equity shares			527,016	527,016
Interest was converted into equity value			$ 486,692		£ 365,165				£ 653,484
Interest was converted into equity shares			1,070,290		1,070,290
Interest rate			5.00%		5.00%
Share price | $ / shares		$ 0.20
Exercise price | $ / shares			$ 1.00			1.00
Conversion price | $ / shares			$ 0.20			$ 0.20
Warrants to subscribe	200,000	11,678
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares										126,560	126,560
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Face value, interest rate										25.00%	25.00%
Coversion option [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares		$ 0.50